Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 5,756,642	$ 1,990,203
Prepaid expenses	279,332	8,664
Other receivables	778,147	139,630
TOTAL CURRENT ASSETS	6,814,121	2,138,497
NON-CURRENT ASSETS
Exploration and evaluation assets	44,333,421	3,099,926
Property, plant and equipment	897,079
TOTAL NON-CURRENT ASSETS	45,230,500	3,099,926
TOTAL ASSETS	52,044,621	5,238,423
CURRENT LIABILITIES
Trade payables and accrued liabilities	3,773,495	580,486
TOTAL CURRENT LIABILITIES	3,773,495	580,486
NON-CURRENT LIABILITIES
Vehicle financing	172,800
Leave and severance pay provision	114,698
Financial liability – warrant		8,974,901
TOTAL NON-CURRENT LIABILITIES	287,498	8,974,901
TOTAL LIABILITIES	4,060,993	9,555,387
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital – common	124,257,621	7,952,675
Share capital – preferred	38,082
Reserve	17,028,930	1,261,891
Deficit	(91,818,773)	(13,482,624)
Foreign currency translation reserve	(1,522,232)	(48,906)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIENCY)	47,983,628	(4,316,964)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIENCY)	$ 52,044,621	$ 5,238,423